Segments and Related Information	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
BCP QUALTEK HOLDCO, LLC
Segments and Related Information

Note 11.   Segments and Related Information

The Company manages its operation under two operating segments, which represent its two reportable segments: (1) Telecom and (2) Renewables and Recovery Logistics.

The Telecom segment performs site acquisition, engineering, project management, installation, testing, last mile installation, and maintenance solutions of communication infrastructure for telecommunication and cable providers, businesses, public venues, government facilities, and residential subscribers. The Renewables and Recovery Logistics segment derives its revenue from providing new fiber optic construction services, maintenance and repair services as well as businesses with continuity and disaster relief services to renewable energy, commercial, telecommunication and utility companies. The segment also provides business-as- usual services such as generator storage and repair and cell maintenance services.

The accounting policies of the reportable segments are the same as those described in Note 1. All intercompany transactions and balances are eliminated in consolidation. Intercompany revenue and costs between entities within a reportable segment are eliminated to arrive at segment totals. Corporate results include amounts related to corporate functions such as administrative costs, professional fees, acquisition-related transaction costs and other discrete items.

We present adjusted EBITDA as the key metric used by our management to assess the operating and financial performance of our operations in order to make decisions on allocation of resources. Accordingly, we believe that adjusted EBITDA provides useful information to investors and others in understanding and evaluating our operating results in the same manner as our management.

Summarized financial information for the Company’s reportable segments is presented and reconciled to the Company’s consolidated financial information in the following tables, all of which are presented in thousands.

	For the Nine Months Ended
Revenue:	October 2, 2021	October 3, 2020
Telecom	$360,020	$468,729
Renewables and Recovery Logistics	105,164	55,351
Total consolidated revenue	$465,184	$524,080

	October 2,	December 31,
Total Assets:	2021	2020
Telecom	$602,749	$579,147
Renewables and Recovery Logistics	151,926	55,370
Corporate	14,890	6,351
Total consolidated assets	$769,565	$640,868

	For the Nine Months Ended
Capital Expenditures:	October 2, 2021	October 3, 2020
Telecom	$1,843	$6,712
Renewables and Recovery Logistics	248	7,936
Corporate	1,059	845
Total consolidated capital expenditures	$3,150	$15,493

	For the Nine Months Ended
Amortization and Depreciation:	October 2, 2021	October 3, 2020
Amortization and depreciation
Telecom	$29,767	$30,539
Renewables and Recovery Logistics	8,644	3,734
Corporate	726	487
Total consolidated amortization and depreciation	$39,136	$34,761

	For the Nine Months Ended
Adjusted EBITDA Reconciliation:	October 2, 2021	October 3, 2020
Telecom adjusted EBITDA	$26,907	$16,028
Renewables and Recovery Logistics adjusted EBITDA	42,181	24,227
Corporate adjusted EBITDA	(13,097)	(13,628)
Total adjusted EBITDA	$55,991	$26,627
Less:
Management fees	(751)	(391)
Transaction expenses	(2,875)	(567)
Change in fair value of contingent consideration	4,544	—
Depreciation and amortization	(39,136)	(34,761)
Interest expense	(35,778)	(28,824)
Loss on extinguishment of convertible notes	(2,436)	—
	$(20,441)	$(37,916)

Revenue by Service Offerings

Revenue for each of the Company’s end-market services offerings is presented below:

	For the Nine Months Ended
Revenue by Service Offerings:	October 2, 2021	October 3, 2020
Telecom Wireless	$278,125	$359,792
Telecom Wireline	73,296	108,937
Telecom Power	8,598	—
Renewables	25,086	—
Recovery Logistics	80,079	55,351
Total	$465,184	$524,080

Significant Customers

Revenue concentration information for significant customers as a percentage of total consolidated revenue was as follows (in thousands):

	For the Nine Months Ended
	October 2, 2021		October 3, 2020
Customers:	Amount	% of Total	Amount	% of Total
AT&T	$189,381	41%	$282,807	54%
Entergy	67,776	15%	*	*
T-Mobile	59,369	13%	*	*
Verizon	51,773	11%	98,165	19%
Total	$368,299	80%	$380,972	73%
*	Revenue from Entergy and T-Mobile did not exceed 10% of total consolidated revenue for the nine months ended October 3, 2020.

Note 10.     Segments and Related Information

The Company manages its operations under two operating segments, which represent its two reportable segments: (1) Telecom and (2) Renewables and Recovery Logistics.

The Telecom segment performs site acquisition, engineering, project management, installation, testing, last mile installation, and maintenance solutions of communication infrastructure for telecommunication and cable providers, businesses, public venues, government facilities, and residential subscribers. The Renewables and Recovery Logistics segment derives its revenue from providing businesses with continuity and disaster relief services to telecommunication and utility companies as well as business-as-usual services such as generator storage and repair and cell maintenance services.

The accounting policies of the reportable segments are the same as those described in Note 1. All intercompany transactions and balances are eliminated in consolidation. Intercompany revenue and costs between entities within a reportable segment are eliminated to arrive at segment totals. Corporate results include amounts related to corporate functions such as administrative costs, professional fees, acquisition- related transaction costs and other discrete items.

We present adjusted EBITDA as the key metric used by our management to assess the operating and financial performance of our operations in order to make decisions on allocation of resources. Accordingly, we believe that adjusted EBITDA provides useful information to investors and others in understanding and evaluating our operating results in the same manner as our management.

Summarized financial information for the Company’s reportable segments is presented and reconciled to the Company’s consolidated financial information in the following tables, all of which are presented in thousands.

	2020	2019
Revenue:
Telecom	$587,614	$568,342
Renewables and Recovery Logistics	68,910	30,926
Total consolidated revenue	$656,524	$599,268

	2020	2019
Total Assets:
Telecom	$579,147	$697,991
Renewables and Recovery Logistics	55,370	45,642
Corporate	6,351	3,597
Total consolidated assets	$640,868	$747,230

	2020	2019
Capital Expenditures:
Telecom	$8,831	$10,693
Renewables and Recovery Logistics	12,251	1,090
Corporate	2,015	957
Total consolidated capital expenditures	$23,097	$12,740

	2020	2019
Amortization and Depreciation:
Amortization and depreciation
Telecom	$40,588	$35,411
Renewables and Recovery Logistics	5,259	4,250
Corporate	628	442
Total consolidated amortization and depreciation	$46,475	$40,103

Note 10.     Segments and Related Information (continued)

	2020	2019
EBITDA Reconciliation:
Telecom adjusted EBITDA	$2,409	$37,063
Renewables and Recovery Logistics adjusted EBITDA	28,943	11,442
Corporate adjusted EBITDA	(18,213)	(16,635)
Total adjusted EBITDA	13,139	31,870
Less:
Management fees	(518)	(541)
Transaction expenses	(988)	(4,257)
Change in fair value of contingent consideration	7,081	(6,149)
Impairment of goodwill	(28,802)	(8,132)
Impairment of long-lived assets	—	(840)
Depreciation and amortization	(46,475)	(40,103)
Interest expense	(37,659)	(33,380)
Net loss	$(94,222)	$(61,532)

Revenue by Service Offerings

Revenue for each of the Company’s end-market service offerings is presented below:

	2020	2019
Revenue by Service Offerings:
Telecom Wireless	$458,155	$397,203
Welecom Wireline	129,459	171,139
Recovery Logistics	68,910	30,926
Total	$656,524	$599,268

Significant Customers

Revenue for the years ended December 31, 2020 and 2019 include revenue concentration from significant customers as follows (in thousands):

	2020		2019
	Amount	% of Total	Amount	% of Total
Customers:
AT&T	$356,026	54%	$318,913	53%
Verizon	116,444	18%	117,927	20%
Total	$472,470	72%	$436,840	73%